Post-employment benefits for associates - Summary of funded and unfunded DBO and net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	$ 215	$ 167
Current service cost	16	16
Interest cost (income)	7	6
Administrative expenses	1	2
Currency translation effects	(10)	6
Employer contributions	23	31
Net defined benefit obligation (asset) at end of period	192	215
Funded status	(162)	(190)
Limitation on recognition of fund surplus at January 1	(25)	(21)
Change in limitation on recognition of fund surplus	(8)	(4)
Currency translation effects	3	0
Limitation on recognition of fund surplus at December 31	(30)	(25)
Pension plans | Benefit obligation
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	638	563
Current service cost	16	16
Interest cost (income)	18	20
Past service costs and settlements	0	(1)
Administrative expenses	1	2
Remeasurement (gains)/losses arising from changes in financial assumptions	(14)	46
Remeasurement (gains) arising from changes in demographic assumptions	0	(2)
Remeasurement losses/(gains) arising from experience-related changes	5	16
Currency translation effects	(30)	22
Benefit payments	(47)	(49)
Contributions of associates	5	5
Net defined benefit obligation (asset) at end of period	592	638
Pension plans | Plan assets
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	(448)	(417)
Interest cost (income)	(11)	(14)
Return on plan assets excluding interest income	13	15
Currency translation effects	23	(16)
Employer contributions	23	31
Settlements	0	(1)
Benefit payments	(47)	(49)
Contributions of associates	5	5
Net defined benefit obligation (asset) at end of period	(430)	(448)
Other post-employment benefit plans
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	213	221
Current service cost	5	5
Interest cost (income)	10	11
Administrative expenses	0	0
Currency translation effects	0	0
Employer contributions	15	14
Net defined benefit obligation (asset) at end of period	208	213
Funded status	(208)	(213)
Change in limitation on recognition of fund surplus	0	0
Other post-employment benefit plans | Benefit obligation
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	213	221
Current service cost	5	5
Interest cost (income)	10	11
Past service costs and settlements	0	0
Administrative expenses	0	0
Remeasurement (gains)/losses arising from changes in financial assumptions	(6)	6
Remeasurement (gains) arising from changes in demographic assumptions	0	0
Remeasurement losses/(gains) arising from experience-related changes	1	(16)
Currency translation effects	0	0
Benefit payments	(19)	(18)
Contributions of associates	4	4
Net defined benefit obligation (asset) at end of period	208	213
Other post-employment benefit plans | Plan assets
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	0	0
Interest cost (income)	0	0
Return on plan assets excluding interest income	0	0
Currency translation effects	0	0
Employer contributions	15	14
Settlements	0	0
Benefit payments	(19)	(18)
Contributions of associates	4	4
Net defined benefit obligation (asset) at end of period	$ 0	$ 0